INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, carrying amount (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Current
Borrowings	$ 89,505,969	$ 63,721,735
Corporate bonds	26,866,736	12,611,940
Non-current
Corporate bonds	17,020,226	18,364,894
Borrowings	29,324,238	41,226,610
Amortized cost
Current
Corporate bonds	26,866,736	12,611,940
Non-current
Corporate bonds	17,020,226	18,364,894
Fair value
Current
Corporate bonds	25,443,058	11,997,981
Non-current
Corporate bonds	13,760,143	16,135,876
Bank borrowings
Current
Borrowings	47,951,049	47,646,912
Non-current
Borrowings	3,304,012	3,497,671
Bank borrowings | Amortized cost
Current
Borrowings	47,951,049	47,646,912
Non-current
Borrowings	3,304,012	3,497,671
Bank borrowings | Fair value
Current
Borrowings	46,332,034	43,046,111
Non-current
Borrowings	$ 2,791,541	$ 3,072,395